Leases - Recognition of assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets, Beginning balance	$ 37,011
Depreciation	(8,650)	$ (7,045)	$ (6,662)
Right-of-use assets, Ending balance	28,451	37,011
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets, Beginning balance	37,011	21,014
Additions / changes in estimates	137	22,462
Foreign currency translation	444	580
Assets held for sale	(491)
Depreciation	(8,650)	(7,045)
Right-of-use assets, Ending balance	$ 28,451	$ 37,011	$ 21,014